Schedule of Change in Fair Value of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value of warrant liabilities	$ (6,544)	$ 6,104
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability, beginning balance	945	430
Change in fair value of warrant liabilities	(824)	515
Warrant liability, ending Balance	$ 121	$ 945